TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other payables [abstract]
Schedule of Trade and Other Payables

Trade and other payables consist of:

	June 30, 2021	June 30, 2020	July 1, 2019
Trade payable	$626,683	$450,779	$1,078,041
Accrued liabilities	417,506	703,814	160,903
	$1,044,189	$1,154,593	$1,238,944